DOCUMENT AND ENTITY INFORMATION	9 Months Ended
Sep. 30, 2012
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Trading Symbol	pltyf
Document Type	F-1
Document Fiscal Period Focus	Q3
Amendment Flag	false
Document Period End Date	Sep. 30, 2012